3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Percentage of construction and land development loans in Bank's loan portfolio	11.00%	12.00%
Percentage of single-family residential loans in Bank's loan portfolio	35.00%	36.00%
Percentage of Single-family residential - Banco de la Gente Non-traditional loans in the Bank's loan portfolio	4.00%	4.00%
Percentage of commercial real estate loans in Bank's loan portfolio	34.00%	34.00%
Percentage of commercial loans in Bank's loan portfolio	12.00%	12.00%
Deferred costs	$ 1,500	$ 1,600
Accruing impaired loans	21,300	22,800
Interest income recognized on accruing impaired loans	1,300	1,300
TDR loan amounts	4,300	4,700
Amount of performing TDR loans included	$ 0	$ 92